CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 2,063,486	$ 2,039,088	$ 4,097,485	$ 4,054,408
Costs and expenses:
Direct costs	1,584,192	1,455,758	3,140,265	2,905,016
Selling, general and administrative	194,318	205,006	394,916	403,390
Depreciation and amortization	90,767	97,718	181,098	193,676
Transaction and integration related	2,529	6,717	5,716	12,121
Restructuring	20,904	42,950	30,980	82,296
Loss on disposal of subsidiary undertaking	32,947	0	32,947	0
Total costs and expenses	1,925,657	1,808,149	3,785,922	3,596,499
Income from operations	137,829	230,939	311,563	457,909
Interest income	3,155	2,054	4,976	3,856
Interest expense	(48,787)	(50,151)	(96,784)	(97,760)
Income before income tax (expense) / benefit	92,197	182,842	219,755	364,005
Income tax (expense) / benefit	(19,615)	20,674	(42,422)	323
Net income	$ 72,582	$ 203,516	$ 177,333	$ 364,328
Net income per ordinary share:
Basic (in USD per share)	$ 0.94	$ 2.57	$ 2.31	$ 4.56
Diluted (in USD per share)	$ 0.94	$ 2.56	$ 2.29	$ 4.54
Weighted average number of ordinary shares outstanding:
Basic (in shares)	76,845,757	79,245,448	76,712,589	79,899,091
Diluted (in shares)	77,371,396	79,547,444	77,316,605	80,235,900